Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Line Items]
Cash interest paid, including realized interest rate swap settlements	$ 282.4	$ 274.2	$ 279.1
Cash interest paid relating to interest rate swap amendments and terminations	36.0		149.7
Sale of vessel	29.7
Capital Lease Obligations [Member]
Supplemental Cash Flow Information [Line Items]
Extinguishment of debt	29.7
Teekay LNG [Member] | Awilco LNG carriers [Member]
Supplemental Cash Flow Information [Line Items]
Time charter for carriers	2
Purchase price of per vessel	205.0
Upfront prepayment	51.0
Upfront fee	$ 1.0